Offerings - Offering: 1	Mar. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	120,000,000
Proposed Maximum Offering Price per Unit	0.71
Maximum Aggregate Offering Price	$ 85,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,766.12
Offering Note	(a) Represents the shares of Class A common stock, par value $0.0001 per share (the "Common Stock") of GoPro, Inc. (the "Registrant") issuable upon conversion of convertible debentures that will be offered for resale by the selling stockholder pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of additional shares of Common Stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the shares being registered hereunder. (b) Consists of an aggregate of 120,000,000 shares of the Registrant's Common Stock. (c) Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $0.71, the average of the high and low prices of the Common Stock as reported on The Nasdaq Global Select Market on March 17, 2026.